CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital stock outstanding [member]	Additional paid-in capital [member]	Equity Adjustments [member]	Accumulated income (loss) from financial instruments at fair value with changes in OCI [member]	Others [member]	Legal reserve [member]	Other reserves [member]	Retained income [member]	Total shareholders' equity attributable to controlling interests [member]	Total shareholders' equity attributable to non-controlling interests [member]
Equity, Beginning balance at Dec. 31, 2017	$ 141,318,717	$ 1,426,765	$ 10,951,132	$ 60,622,637	$ 186,159		$ 1,218,152	$ 66,597,571	$ (5,869,124)	$ 135,133,292	$ 6,185,425
Capital Contribution from Non-controlling Interest								1,613,587		1,613,587	(1,613,587)
Dividends Distribution from Tarjetas Regionales S.A.	(202,709)										(202,709)
Distribution of Profits
- Cash Dividends	(3,386,137)								(3,386,137)	(3,386,137)
- Other Reserves							78,230	21,966,922	(22,045,152)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	(8,020,073)								(7,258,414)	(7,258,414)	(761,659)
Other Comprehensive Income (Loss) for the Year	(183,218)				(183,218)					(183,218)
Equity, Ending balance at Dec. 31, 2018	129,526,580	1,426,765	10,951,132	60,622,637	2,941		1,296,382	90,178,080	(38,558,827)	125,919,110	3,607,470
Capital Contribution from Non-controlling Interest	179,986										179,986
Distribution of Profits
- Cash Dividends	(3,622,432)								(3,622,432)	(3,622,432)
- Other Reserves								35,774,283	(35,774,283)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	32,427,485								32,276,377	32,276,377	151,108
Other Comprehensive Income (Loss) for the Year	548,198				533,607	$ 14,591				548,198
Equity, Ending balance at Dec. 31, 2019	159,059,817	1,426,765	10,951,132	60,622,637	536,548	14,591	1,296,382	125,952,363	(45,679,165)	155,121,253	3,938,564
Dividends Distribution from Tarjetas Regionales S.A.	(143,844)										(143,844)
Distribution of Profits
- Cash Dividends	(1,892,559)							(1,892,559)		(1,892,559)
- Other Reserves								56,576,105	(56,576,105)
Increase due to merger	(13,149)	47,927	6,330,055	925,676				(3,180,983)		4,122,675	(4,135,824)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	25,532,780								25,191,673	25,191,673	341,107
Other Comprehensive Income (Loss) for the Year	(209,310)				(203,783)	(5,527)				(209,310)
Equity, Ending balance at Dec. 31, 2020	$ 182,333,735	$ 1,474,692	$ 17,281,187	$ 61,548,313	$ 332,765	$ 9,064	$ 1,296,382	$ 177,454,926	$ (77,063,597)	$ 182,333,732	$ 3